LEASES (Tables)	6 Months Ended
Sep. 30, 2025
LEASES
Schedule of balance sheet information and weighted average remaining lease terms and discount rates related to operating leases

	As of
	September 30,	March 31,
	2025	2025
	(Unaudited)
Operating lease right-of-use assets	$677,749	$394,568
Operating lease right-of-use assets- accumulated amortization	(285,586)	(250,033)
Operating lease right-of-use assets, net	392,163	144,535

Operating lease liabilities, current	134,994	93,719
Operating lease liabilities, non-current	285,360	66,926
Total operating lease liabilities	$420,354	$160,645

	September 30,	March 31,
	2025	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.07	2.37
Weighted average discount rate	4.31%	4.31%

Schedule of future minimum payments of operating leases

Amounts
Twelve months ending September 30,
2026	$149,720
2027	83,629
2028	81,688
2029	81,688
2030	61,267

Total lease payments	457,992
Less: imputed interest	(37,638)
Total operating lease liabilities	$420,354